Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019
Class A Common Stock
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	2,000,000,000	2,000,000,000
Common shares, shares issued	37,838,619	37,530,568
Common shares, shares outstanding	37,838,619	37,530,568
Class V Common Stock
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	1,000	1,000
Common shares, shares issued	100	100
Common shares, shares outstanding	100	100